Taxes (Details) - Schedule of reconciles the Japan statutory rate to the company’s effective tax rates		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule of reconciles the Japan statutory rate to the company’s effective tax rates [Abstract]
Japanese statutory income tax rate		34.00%	34.00%	34.00%
Non-deductible expenses		2.00%	0.60%	1.30%
Non-taxable income		(2.50%)	(3.90%)	(3.30%)
Valuation allowance		0.50%
Others		2.20%	1.00%	3.20%
Subtotal		36.20%	31.70%	35.20%
Undistributed retained earnings tax	[1]	3.80%	5.80%
Effective tax rate		40.00%	37.50%	35.20%

[1]	The Company is a Specified Family Company, as one shareholder and its related persons hold more than 50% of its total outstanding shares. Hence, in addition to the normal corporate income taxes, the Company is also subjected to a special tax on its undistributed retained earnings (“URE”) for each fiscal year, after the Company’s share capital exceeds ¥100 million. URE tax is imposed on the Company’s URE, which is defined as the Company’s taxable income for the year minus the sum of the dividends paid, the adjusted corporate income tax, and the URE credit (which usually is 40% of the taxable income). The portion of its URE not more than ¥30 million is subject to a rate of 10%, the portion between ¥30 million and ¥100 million is subject to a rate of 15%, and the portion over ¥100 million is subject to a rate of 20%.